PROPERTY AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2013
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment Disclosure [Text Block]
NOTE 4:	PROPERTY AND EQUIPMENT, NET

	December 31,
	2013	2012
Cost:
Computers and electronic equipment	$32	$19
Office furniture and equipment	23	7
Leasehold improvement	5	-
Clinical and medical equipment	19	14

	79	40
Accumulated depreciation:
Computers and electronic equipment	17	13
Office furniture and equipment	2	1
Leasehold improvement	1	-
Clinical and medical equipment	10	8

	30	22

Depreciated cost	$49	$18

Depreciation expenses for the years ended December 31, 2013, 2012 and 2011, were $ 8, $ 7 and $ 6, respectively.